UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-6108

                          Investors Municipal Cash Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investors Pennsylvania Municipal Cash Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                         Principal
                                                                                         Amount ($)                    Value ($)
                                                                                 -----------------------------------------------
Municipal Investments 98.2%
Pennsylvania 73.8%
Allegheny County, PA, Hospital Development Authority Revenue,
UPMC Senior Living Corp., 2.0%*, 7/15/2028                                                 150,000                      150,000
Chester County, PA, Industrial Development Authority, Industrial
Development Revenue, Bentley Graphic, Inc. Project,
2.19%*, 12/1/2020, First Tennessee Bank (a)                                                155,000                      155,000
Cumberland County, PA, Municipal Authority Retirement Community
Revenue, Wesley Affiliated Services, Series C, 2.0%*, 1/1/2037,
Sovereign Bank FSB (a)                                                                     100,000                      100,000
Dallastown, PA, State General Obligation, Area School District,
2.04%*, 2/1/2018 (b)                                                                       145,000                      145,000
Delaware Valley, PA, Regional Finance Authority, Local Government
Revenue, 1.98%*, 8/1/2016, Toronto-Dominion Bank (a)                                       145,000                      145,000
Latrobe, PA, Industrial Development Authority Revenue,
Greensburg Diocese, 2.05%*, 6/1/2033, Allied Irish Bank PLC (a)                            200,000                      200,000
Lehigh County, PA, Industrial Development Authority, Pollution
Control Revenue, 1.9%*, 6/1/2014, Rabobank Nederland (a)                                   165,000                      165,000
Montgomery County, PA, Redevelopment Authority, Multi-Family
Housing Revenue, Forge Gate Apartments Project,
Series A, 1.95%*, 8/15/2031                                                                100,000                      100,000
Pennsylvania, Economic Development Authority, Amtrak Project,
Series B, AMT, 2.03%*, 11/1/2041, Morgan Guaranty Trust (a)                                200,000                      200,000
Pennsylvania, Higher Educational Facilities Authority Hospital
Revenue, 144A, Series 042, 2.05%*, 1/1/2024                                                140,000                      140,000
Pennsylvania, Higher Educational Facilities Authority Revenue,
Drexel University, Series B, 1.99%*, 5/1/2033,
Allied Irish Bank PLC (a)                                                                   50,000                       50,000
Pennsylvania, State School District Revenue Lease,
Public School Building Authority, 144A, Series A42, 1.8%*, 6/1/2028 (b)                    400,000                      400,000
Philadelphia, PA, Higher Educational Facilities Authority Revenue,
University Properties, Student Housing, Series A, 2.01%*, 8/1/2034,
Citizens Bank of PA (a)                                                                    145,000                      145,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority
Revenue, Children's Hospital Project, Series B, 2.19%*, 7/1/2025                           100,000                      100,000
Somerset County, PA, Industrial Development Authority, AMT,
2.12%*, 3/2/2015, National City Bank of PA (a)                                              50,000                       50,000
                                                                                                                     ----------
                                                                                                                      2,245,000

Oklahoma 4.0%
Payne County, OK, Economic Development Authority, Student
Housing Revenue, OSUF Phase III Project, 2.01%*, 7/1/2032 (b)                              120,000                      120,000
                                                                                                                     ----------

Puerto Rico 3.3%
Puerto Rico, General Obligation, 144A, Series 813-D, 2.01%*, 7/1/2020 (b)                  100,000                      100,000
                                                                                                                     ----------
Texas 4.3%
Harris County, TX, Health Facilities Development Corp. Revenue,
Methodist Hospital, 2.2%*, 12/1/2032                                                       130,000                      130,000
                                                                                                                     ----------
Utah 8.2%
Heber City, UT, Industrial Development Revenue, Industrial Parkway
Properties LLC Project, AMT, 2.15%*, 7/1/2033, US Bank NA (a)                              150,000                      150,000
Salt Lake County, UT, Pollution Control Revenue, Service
Station Holdings Project, 2.18%*, 2/1/2008                                                 100,000                      100,000
                                                                                                                     ----------
                                                                                                                        250,000

Virginia 4.6%
Loudoun County, VA, Industrial Development Authority Revenue,
Howard Hughes Medical, Series C, 2.25%*, 2/15/2038                                         140,000                      140,000
                                                                                                                     ----------


                                                                                              % of
                                                                                        Net Assets                     Value ($)
                                                                                        ----------                     ---------

Total Investment Portfolio  (Cost $2,985,000)                                                 98.2                    2,985,000
Other Assets and Liabilities, Net                                                              1.8                       55,372
                                                                                                                     ----------
Net Assets                                                                                   100.0                    3,040,372
                                                                                                                     ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2004.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:
                                                            As a % of Total
                                                          Investment Portfolio
--------------------------------------------------------------------------------
AMBAC        AMBAC Assurance Corp.                             4.0
--------------------------------------------------------------------------------
FGIC         Financial Guaranty Insurance Company              4.9
--------------------------------------------------------------------------------
FSA          Financial Security Assurance                     13.4
--------------------------------------------------------------------------------
MBIA         Municipal Bond Investors Assurance                3.3
--------------------------------------------------------------------------------

AMT:  Subject to alternative minimum tax.

144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors Pennsylvania Municipal Cash Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Investors Pennsylvania Municipal Cash Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005